Annual Fund Operating Expenses - Payson Total Return Fund - Payson Total Return Fund Shares	Aug. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.81%